Income Taxes	6 Months Ended
Jun. 30, 2017
Income Taxes
Income taxes

19. Income Taxes

(i) Income tax expense

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Current tax
—HK	244	372
—PRC	355	138
Deferred income tax	1,247	1,177
Income tax expense	1,846	1,687

The reconciliation of the Group’s reported income tax expense to the theoretical tax amount that would arise using the tax rates of the Company against the Group’s loss before income taxes and equity in earnings of equity investees is as follows:

	Six Months Ended
	June 30,
	2017	2016
	(in US$’000)
Loss before income taxes and equity in earnings of equity investees	(16,738)	(16,770)
Tax calculated at the statutory tax rate of the Company	(2,762)	(2,767)
Tax effects of:
Different tax rates available to different jurisdictions	537	120
Tax valuation allowance	3,036	2,184
Expenses not deductible for tax purposes	261	272
Utilization of previously unrecognized tax losses	(97)	(14)
Withholding tax on undistributed earnings of PRC entities	1,307	1,160
Others	(436)	732
Income tax expense	1,846	1,687

(ii) Deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities are as follows:

	June 30,	December 31,
	2017	2016
	(in US$’000)
Deferred tax assets:
Tax losses	23,244	20,145
Others	429	372
Total deferred tax assets	23,673	20,517
Less: Valuation allowance	(23,244)	(20,145)
Deferred tax assets	429	372
Deferred tax liabilities:
Undistributed earnings from PRC entities	4,497	5,230
Others	124	131
Deferred tax liabilities	4,621	5,361

As at June 30, 2017, all deferred tax assets and liabilities are classified as non-current after adopting ASU 2015-17 (Note 2). As at December 31, 2016, deferred tax assets and liabilities of US$372,000 and US$1,364,000 respectively were classified as current, with the remainder as non-current.

The Company believes that it is more likely than not that future operations will not generate sufficient taxable income to realize the benefit of the deferred tax assets as the subsidiaries of the Company have had sustained tax losses, which will expire if not utilized within five years in the case of PRC companies whereas Hong Kong subsidiaries do not generate profits taxable in Hong Kong to utilize their tax losses. Accordingly, a valuation allowance has been recorded against the deferred tax assets arising from the tax losses of the Company.

(iii) Income taxes payable

	2017	2016
	(in US$’000)
As at January 1	274	442
Current tax	599	510
Withholding tax upon dividend declaration from PRC entities	2,140	796
Tax paid	(2,458)	(1,609)
Exchange difference	2	2
As at June 30	557	141